BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 3,158
Cash flows	(456)
Acquisitions/Dispositions	0
Foreign Exchange Movement and Other	17
Ending balance	2,719
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	20,020
Cash flows	851
Acquisitions/Dispositions	5,819
Foreign Exchange Movement and Other	(156)
Ending balance	$ 26,534